SCHEDULE OF EXPENSES RELATING TO LEASES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Depreciation Expense (for Leased Assets)	$ 212,474	$ 200,785
Interest expense (included in general and administrative expenses)	$ 16,338	$ 37,375